S-K 1604(b)(4) De-SPAC Prospectus Summary, Compensation	Apr. 22, 2026
De-SPAC, Compensation, Prospectus Summary [Line Items]
De-SPAC, Compensation, Prospectus Summary, Terms [Text Block]
The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates, assuming the underwriters’ over-allotment option is not exercised:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
CH4 Natural Solutions Acquisition Sponsor LLC or an affiliate	$10,000 per month, commencing on the first date on which our securities are listed on the NYSE	Office space, utilities and secretarial and administrative support

CH4 Natural Solutions Acquisition Sponsor LLC	7,666,667 Class B ordinary shares (which include anti-dilution adjustments as described in “Summary—Founder shares conversion and anti-dilution rights”)	$25,000

CH4 Natural Solutions Acquisition Sponsor LLC or an affiliate	200,000 private placement units to be purchased simultaneously with the closing of this offering	$2,000,000

CH4 Natural Solutions Acquisition Sponsor LLC or an affiliate	Up to $300,000	Repayment of loans made to us to cover offering related and organizational expenses

CH4 Natural Solutions Acquisition Sponsor LLC, our officers and directors, or our or their respective affiliates	Reimbursement for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination	Expenses incurred in connection with identifying, investigating, negotiating and completing an initial business combination

CH4 Natural Solutions Acquisition Sponsor LLC or an affiliate, or our officers and directors	Repayment of working capital loans to finance transaction costs in connection with an initial business combination	Up to $1,500,000 in working capital loans may be convertible into private placement units of the post-business combination entity at a price of $10.00 per unit at the option of the lender
Because our sponsor acquired the founder shares at a nominal price, our public shareholders will incur an immediate and substantial dilution upon the closing of this offering. See the section titled “Risk Factors—Risks Relating to our Securities—The nominal purchase price paid by our initial shareholder for the founder shares may result in significant dilution to the implied value of your public shares upon the consummation of our initial business combination.”
Pursuant to a letter agreement to be entered with us, each of our sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and private placement units (and the underlying securities), as summarized in the table below. Any permitted transferees (including RSE) would be subject to the same restrictions as our sponsor, directors and officers with respect to the founder shares and private placement units.

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares
One year after the completion of our initial business combination or earlier if, subsequent to our initial business combination, (i) the last sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after our initial business combination or (ii) the date on which we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property.
CH4 Natural Solutions Acquisition Sponsor LLC David Leuschen Arthuros Mangriotis Lauren Singer Jeffrey H. Tepper Nate Zwald Jean Rogers Ben Veres Permitted Transferees (including RSE)
Permitted transfers include: (a) transfers to our officers or directors, any affiliates or family members of any of our officers or directors, any members of our sponsor or their affiliates, or any affiliates of our sponsor, (b) in the case of an individual, transfers by gift to members of the individual’s immediate family or to a trust, the beneficiary of which is a member of one of the individual’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, transfers by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, transfers pursuant to a qualified domestic relations order; (e) transfers by virtue of the laws of our sponsor’s operating agreement upon dissolution of our sponsor; (f) transfers by virtue of the laws of any affiliates of our sponsor’s operating agreement upon dissolution of such affiliate; (g) transfers by private sales or transfers made in connection with the

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
consummation of a business combination at prices no greater than the price at which the securities were originally purchased; (h) transfers in the event of our liquidation prior to the completion of an initial business combination; and (i) transfers in the event of completion of a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property subsequent to the completion of an initial business combination; provided, however, that, in the case of (a)-(g), the permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions.

Private placement units (and underlying securities) and units that may be issued upon conversion of working capital loans (and underlying securities)	30 days after the completion of our initial business combination	Same as above	Same as above
In addition, in order to facilitate our initial business combination or for any other reason determined by our sponsor in its sole discretion, our sponsor (or its relevant affiliate) may surrender or forfeit, transfer or exchange our founder shares, private placement units (and the underlying securities) or any of our other securities, including for no consideration, or otherwise amend the terms of any such securities or enter into any other arrangements with respect to any such securities. Although such actions are subject to the transfer and other restrictions affecting the founder shares and private placement units (and the underlying securities) set forth in the letter agreement and described elsewhere in this prospectus, there are no restrictions on the managing member’s ability to transfer equity interests in the sponsor held by the managing member or otherwise consent to a transfer of equity interests in the sponsor by another member, and transfers of equity interests in the sponsor may result in a change of ownership or control of the sponsor.
Pursuant to the underwriting agreement, we, our sponsor and our officers and directors have agreed that we will not offer, sell, contract to sell, pledge, hedge or otherwise dispose of, directly or indirectly, without the prior written consent of Santander US Capital Markets LLC for a period of 180 days after the date of this prospectus, any units, warrants, ordinary shares or any other securities convertible into, or exercisable, or exchangeable for, ordinary shares or enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any units, ordinary shares, warrants or any securities convertible into, or exercisable, or exchangeable for, ordinary shares owned, whether any such transaction is to be settled by delivery of such securities, subject to certain exceptions. Santander US Capital Markets LLC in its sole discretion may release any of the securities subject to these lock-up
agreements at any time without notice. Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares and private placement units (and the underlying securities) pursuant to the letter agreement described herein. See “Underwriting”.